Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Borrowings [Abstract]
Components of Borrowings
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current liabilities
Mining hardware finance	61,988	7,163
Capitalized borrowing costs – mining hardware finance	(1,774)	(1,116)
Mining hardware finance accrued interest	189	-
SAFE	-	3,130
Convertible notes	-	63,715
Capitalized borrowing costs – convertible notes	-	(914)
Lease liability	81	5

	60,484	71,983

Non-current liabilities
Mining hardware finance	47,421	12,189
Capitalized borrowing costs – mining hardware finance	(803)	(1,353)
Lease liability	1,185	1,004

	47,803	11,840

	108,287	83,823